Finance Costs (Details) - Schedule of finance costs - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Schedule Of Finance Costs Abstract
Interest expense	$ 22,177,769	$ 4,966,876	$ 5,467,250	$ 4,002,772	$ 5,559,195	$ 647,969
Interest on lease liability	3,043,214	1,685,010	2,041,006	1,412,796	1,387,612	318,957
Bank charges	119,347	89,587	11,696	314,967	5,116
Total finance costs	$ 25,417,989	$ 6,810,718	$ 8,335,269	$ 5,782,430	$ 6,951,923	$ 966,926